Earnings (Loss) Per Share - Additional Information (Detail)	0 Months Ended	12 Months Ended
	May 30, 2014	Dec. 31, 2014
Earnings Per Share [Abstract]
Reverse stock split, description		1-for-436.69219 reverse split of its issued and outstanding common stock
Reverse stock split ratio	0.00229